SHARE-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Awards
Proceeds from exercise of stock options		$ 1,048		$ 2,440	$ 1,673	$ 4,613	$ 5,338	$ 8,431	$ 6,655
Stock Option [Member]
Equity Incentive Awards
Weighted average grant date fair value (in dollars per share)			$ 2.86	$ 3.88	$ 2.49	$ 3.27	$ 3.20	$ 3.31	$ 2.93
Unrecognized compensation expense	$ 21,800	$ 13,600	$ 15,600	$ 12,000	$ 21,800	$ 15,600	$ 15,400
Weighted-average period for recognition of unrecognized compensation expense	3 years	3 years		3 years 1 month 6 days		2 years 10 months 24 days	3 years 1 month 6 days
Proceeds from exercise of stock options	$ 1,700	$ 1,000	4,600	$ 2,400			$ 5,300	$ 8,400	$ 6,700
Non-cash compensation expense	3,500	1,600	4,600	1,600			7,600	4,400	6,200
Restricted Stock [Member]
Equity Incentive Awards
Unrecognized compensation expense	$ 2,500	$ 2,700	$ 1,400	$ 1,700	$ 2,500	$ 1,400	$ 3,000
Weighted-average period for recognition of unrecognized compensation expense	2 years 9 months 18 days	3 years	2 years 7 months 6 days	2 years 9 months 18 days			3 years 3 months 18 days
Non-cash compensation expense	$ 400	$ 200	$ 800	$ 400			$ 1,200	$ 700	$ 400
Restricted Stock Granted
Balance outstanding at the beginning of the period (in shares)	429,000	440,000		404,000	440,000	404,000	404,000
Granted (in shares)	0	0	0	0			342,000	400,000
Vested (in shares)	(21,700,000)	(11,000)	(200,000)	100,000	(22,000)		(201,000)	100,000	200,000
Forfeited (in shares)		0			(1,000)		(105,000)
Balance outstanding at the end of the period (in shares)	417,000	429,000			417,000		440,000	404,000
Weighted Average Grant Date Fair Value (in dollars per share)
Balance outstanding at the beginning of the period (in dollars per share)	$ 7.11	$ 7.11		$ 7.05	$ 7.11	$ 7.05	$ 7.05
Granted (in dollars per share)		0.00					7.12	$ 7.09	$ 6.80
Vested (in dollars per share)		7.09			7.09		7.11
Forfeited (in dollars per share)		7.09			7.09		6.91
Balance outstanding at the end of the period (in dollars per share)	$ 7.11	$ 7.11			$ 7.11		$ 7.11	$ 7.05